DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES AND DEFERRED OFFERING COST (Tables)	6 Months Ended
Sep. 30, 2023
Receivables [Abstract]
SCHEDULE OF DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES AND DEFERRED OFFERING COST

	As of
	March 31, 2023	September 30, 2023	September 30, 2023
	HKD	HKD	USD
	(Audited)
Prepayments for operation	$375,952	$68,122	$8,734
Deferred offering cost	1,986,279	2,320,579	297,510

Total:	$2,362,231	$2,388,701	$306,244